Finance results - Summary Of Finance Income And Costs (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance costs
Interests on bank loans, overdrafts and other loans		€ 67,968	€ 34,768	€ 46,219
Interest expense on the lease liability		1,273	1,323
Bank charges		2,257	1,777	347
Loss on derivative financial instruments at fair value through profit or loss		390	705	390
Foreign exchange losses		4,568	5,436
Others		3,546	9,702	6,344
Total		80,002	53,711	53,300
Finance income
Interest income		1,448	11,504	21,441
Dividend income				1,517
Foreign exchange gains	€ 51,000	735		4,030
Others		132	338	883
Total		€ 2,315	€ 11,842	€ 27,871